Subsequent Events	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Subsequent Events

8.	SUBSEQUENT EVENTS

 The Company has evaluated subsequent events through the date these interim condensed consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to disclosures in the interim condensed consolidated financial statements other than the following.

Merger

On May 8, 2026 (the “Closing Date”), the previously disclosed business combination pursuant to the Merger Agreement was consummated. In accordance with the terms of the Merger Agreement, (i) SPAC Merger Sub merged with and into Willow Lane Acquisition Corp. (the “SPAC”), with the SPAC surviving as a wholly owned subsidiary of the Company, and (ii) immediately thereafter, Company Merger Sub merged with and into Boost Run Holdings LLC, with it surviving as a wholly owned subsidiary of Pubco. As a result of the Mergers, the Company became a publicly traded company and the SPAC and Boost Run Holdings LLC became its wholly owned subsidiaries.

In connection with the closing of the Mergers, the Company’s equity holders received aggregate consideration including (i) an installment note with an initial principal amount of $8,500 and (ii) equity consideration consisting of Pubco Class A and Class B common stock based on a $10.00 per share valuation, together with the potential issuance of up to 7,875,000 earnout shares contingent upon Pubco’s future stock price performance.

The Mergers were accounted for as a reverse recapitalization, with the Company deemed to be the accounting acquirer. Accordingly, the transaction is equivalent to the issuance of equity by the Company for the net assets of the SPAC, accompanied by a recapitalization of the Company’s equity structure.

In connection with the closing of the Mergers, the Company also repaid in full all outstanding borrowings under Boost Run Holdings LLC bridge loan arrangements, including the August 2025 Bridge Loan and the February 2026 Bridge Loans, as well as amounts outstanding under Boost Run Holdings LLC related party loan. As a result, the Company had no outstanding debt obligations related to these arrangements after the Closing Date.

Additionally, all outstanding SPAC securities converted into equivalent Company securities, and the Company’s Class A common stock and public warrants commenced trading on The Nasdaq Stock Market LLC subsequent to the Closing Date.

9.	SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 11, 2026, the date the consolidated financial statements were available to be issued and have determined that there have been no events that have occurred that would require adjustments or disclosures in the consolidated financial statements except for the below items:

Merger Agreement Amendment

On January 13, 2026, the Company, Boost Run LLC and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of the Company will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Boost Run LLC, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, Chairman and Chief Executive Officer of the SPAC, pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 16. Subsequent Events

The Company has evaluated subsequent events through the date these interim condensed consolidated financial statements were issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the interim condensed consolidated financial statements other than the following.

Partnership and License Agreements

Partnership Agreement

On April 17, 2026, the Company entered into a Partnership Agreement (“PA”), establishing a five-year strategic purchasing arrangement. The agreement includes minimum annual purchase commitments across specified product categories, with aggregate commitments totaling approximately $1,440,000 over the term. The PA provides for volume-based pricing discounts, supply chain prioritization, and advance planning coordination. If annual purchase commitments are not met, the Company is obligated to pay the shortfall amount for the applicable year.

License Agreement

In connection with the PA, on April 15, 2026, the Company entered into a License Agreement (“LA”) with the same vendor for software licenses, support services, and related offerings. The LA includes total committed fees of $100,000, which are payable in five annual installments of $20,000 beginning in October 2026. The agreement includes term-based software licenses and prepaid support services, with a license and support period of approximately five and a half years.

Merger

On May 8, 2026 (the “Closing Date”), the previously disclosed business combination pursuant to the Merger Agreement was consummated. In accordance with the terms of the Merger Agreement, (i) SPAC Merger Sub merged with and into Willow Lane Acquisition Corp. (the “SPAC”), with the SPAC surviving as a wholly owned subsidiary of Boost Run Inc., and (ii) immediately thereafter, Company Merger Sub merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Boost Run Inc. As a result of the Mergers, Boost Run Inc. became a publicly traded company and the SPAC and the Company became its wholly owned subsidiaries.

In connection with the closing of the Mergers, Boost Run Inc’s equity holders received aggregate consideration including (i) an installment note with an initial principal amount of $8,500 and (ii) equity consideration consisting of Pubco Class A and Class B common stock based on a $10.00 per share valuation, together with the potential issuance of up to 7,875,000 earnout shares contingent upon Pubco’s future stock price performance.

The Mergers were accounted for as a reverse recapitalization, with Boost Run Inc. deemed to be the accounting acquirer. Accordingly, the transaction is equivalent to the issuance of equity by Boost Run Inc. for the net assets of the SPAC, accompanied by a recapitalization of Boost Run Inc’s consolidated equity structure.

In connection with the closing of the Mergers, the Company also repaid in full all outstanding borrowings under its bridge loan arrangements, including the August 2025 Bridge Loan and the February 2026 Bridge Loans, as well as amounts outstanding under the related party loan. As a result, the Company had no outstanding debt obligations related to these arrangements after the Closing Date.

Additionally, all outstanding SPAC securities converted into equivalent Boost Run Inc. securities, and its Class A common stock and public warrants commenced trading on The Nasdaq Stock Market LLC subsequent to the Closing Date.

Note 16. Subsequent Events

The Company has evaluated subsequent events through March 27, 2026 the date these consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements other than the following.

Merger Agreement Amendment and Waiver

On January 13, 2026, the Company, Pubco, and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of Pubco will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Pubco, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Bridge Loan Amendment

On February 27, 2026, the Company entered into a First Amendment and Waiver to its August 2025 Bridge Loan Agreement (the “Amended August 2025 Bridge Loan Agreement”), providing $11,000 in additional term loans, from which the Company received $10,000 in net proceeds, reflecting a $1,000 original issue discount. The amendment increased the aggregate commitment to $16,000 and permits up to $9,000 of additional discretionary borrowings (the “February 2026 Bridge Loans”). The February 2026 Bridge Loans mature on the earlier of April 28, 2026 or a permitted SPAC acquisition, while all other Bridge Loans continue to mature on August 11, 2028. The February 2026 Bridge Loans bear no stated interest, and the original issue discount will be amortized to the repayment amount under the effective interest method. The amendment also includes a continued reimbursement of lender expenses, preserves existing mandatory prepayment and make-whole provisions, and includes a waiver of certain existing defaults.

Customer Agreements

On March 15, 2026, subsequent to the balance sheet date, the Company entered into a multi-year GPU server rental agreement with a customer, pursuant to which the Company will provide 160 NVIDIA B300 GPU servers (1,280 GPUs) hosted in Charlotte, North Carolina for an initial 36-month term commencing April 21, 2026. The agreement has a total contract value of approximately $116,052 based on pricing of $3.45 per GPU hour. Under the terms of the agreement, the Company is entitled to receive total prepaid consideration equal to 30% of the contract value, consisting of a prepayment of approximately $11,605 due upon execution of the agreement and an additional prepayment of approximately $23,210 due on the service start date, together with the first month’s rental fee. Thereafter, the Company will bill monthly rental fees of approximately $2,257 subject to proration in the initial month. The agreement also includes optional one-year renewal periods for years four and five, with total contract values of approximately $23,883 and $19,622 respectively, if exercised by the customer.

On March 16, 2026, the Company entered into a one-year GPU server rental agreement with a customer, pursuant to which the Company will provide 32 NVIDIA H200 GPU servers (256 GPUs) hosted in Raleigh, North Carolina, beginning April 11, 2026. The agreement has a total contract value of approximately $3,700 based on pricing of $1.65 per GPU hour for a 12-month term, and requires 100% prepayment of the contract value upon execution of the agreement. As a result, the Company became entitled to receive a prepayment of approximately $3,700 with no additional monthly rental payments due during the contract term.